Maturities of Available-For-Sale Debt Securities Included in Investments (Detail) ¥ in Millions	Dec. 31, 2015 JPY (¥)
Cost
Due after five years	¥ 304
Available-for-sale Debt Securities, Amortized Cost Basis	304
Fair value
Due after five years	488
Available-for-sale Securities, Debt Securities	¥ 488